UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis, MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Semi-Annual Report

February 28, 2017

 (Unaudited)

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Per the fee tables in the December 31, 2016 prospectuses, the Fund’s total annual operating expense ratios were 2.45%, 2.93%, and 2.18% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on the purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of their purchases (only on purchases of $1 million or more).

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 100.02%

Auto Parts - 0.73%
100	Autozone, Inc. *	$ 73,655

Beverages - 4.15%
625	Constellation Brands, Inc. Class A	99,256
1,075	Dr. Pepper Snapple Group, Inc.	100,448
1,250	Molson Coors Brewing Co.	125,488
870	Pepsico, Inc.	96,031
		421,223
Business Services - 3.19%
3,685	Visa, Inc. Class A	324,059

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 1.08%
1,200	Kraft Heinz Co.	109,812

Chemicals & Allied Products - 0.51%
1,530	The Chemours Co.	51,500

Cigarettes - 1.11%
1,510	Altria Group, Inc.	113,129

Computer & Office Equipment - 0.47%
2,090	Hewlett Packard Enterprise Co.	47,694

Computer Storage Devices - 1.44%
420	Western Digital Corp.	32,290
2,710	Nettap Inc.	113,359
		145,649
Crude Petroleum & Natural Gas - 2.28%
1,620	Devon Energy Corp.	70,243
1,265	Stanley Black & Decker, Inc.	160,845
		231,088
Electric Services - 2.09
1,035	DTE Energy Co.	104,928
2,100	The Southren Co.	106,722
		211,650
Electromedical & Electrotherapeutic Appa - 3.15%
3,270	Masimo Corp. *	295,477
1,200	Cutera, Inc. *	24,480
		319,957

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Value

Electronic Computers - 1.55%
1,150	Apple, Inc.	$ 157,539

Farm Machinery & Equipment - 1.02%
950	Deere & Co.	104,016

Financial Services - 1.37%
5,630	Bank of America Corp.	138,948

Fire, Marine, & Casualty Insurance - 4.45%
3,920	Universal Insurance Holdings, Inc.	105,644
1,775	Berkshire Hathaway, Inc. Class B *	304,271
345	The Travelers Companies, Inc.	42,173
		452,088
Grain Mill Products - 0.91%
765	Ingredion, Inc.	92,480

Health Care Plans - 0.92%
1,345	Magellan Health Services, Inc. *	93,007

Hotles & Motels - 0.70%
2,695	MGM Resorts International *	70,852

Household Appliances - 1.98%
4,000	AO Smith Corp.	201,440

Industrial Inorganic Chemicals - 0.46%
335	Air Products and Chemicals, Inc.	47,057

Industrial Instruments For Measurement, - 2.08%
3,220	MKS Instruments, Inc.	211,232

Life Insurance - 3.00%
3,770	Primerica, Inc.	304,428

Measuring & Controlling Devices, NEC - 1.27%
815	Thermo Fisher Scientific, Inc.	128,509

Meat Packing Plants - 0.91%
2,630	Hormel Foods Corp.	92,707

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Value

Meat Products - 1.15%
1,230	Sanderson Farms, Inc.	$ 116,899

Men's & Boy's Furnishings, Work Clothing - 2.05%
1,760	Cintas Corp.	207,698

Metal Mining - 0.44%
1,190	BHP Billiton Ltd. ADR *	45,006

Miscellaneous Chemical Products - 0.80%
740	WD-40 Co.	81,326

Miscellaneous Food Preperations & Kindre - 0.79%
810	McCormick & Company, Inc.	79,720

Money Center Banks - 1.17%
1,990	Citigroup, Inc.	119,022

Motor Vehicles & Passenger Car Bodies - 1.00%
2,745	General Motors Co.	101,126

Natural Gas Distribution - 1.03%
1,600	ONE Gas, Inc.	104,880

Oil & Gas - 2.00%
1,250	Exxon Mobile Corp.	101,650
1,890	Hallibuton Co.	101,039
		202,689
Petroleum Refining - 3.79%
1,150	Phillips 66	89,918
875	Chevron Corp.	98,437
1,650	Valero Energy Corp.	112,117
540	Tesoro Corp.	46,003
800	ConocoPhillips	38,056
		384,531
Pharmaceutical Preparations - 1.47%
1,220	Johnson & Johnson	149,096

Plastics, Materials, Synth Resins & Nonvulcan - 1.08%
1,765	The Dow Chemical Co.	109,889

* Non-income producing securities during the period.

ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Value

Radio & Tv Broadcasting & Communications - 3.36%
2,450	Qualcomm, Inc.	$ 138,376
610	L-3 Communications Holdings, Inc.	102,675
1,870	EchoStar Corp. *	99,615
		340,666
Radio Telophone Communications - 1.12%
1,820	T-Mobile US, Inc. *	113,805

Refrigeration & Service Industry Machine - 0.77%
560	Middleby Corp. *	77,678

Retail Stores - 3.37%
405	Amazon.com, Inc. *	342,241

Savings Institution, Federally Chartered - 0.40%
1,295	BofI Holding, Inc. *	40,844

Semiconductors & Related Devices - 1.39%
200	Cirrus Logic, Inc. *	10,816
1,180	NVIDIA Corp.	119,746
315	Finisar Corp. *	10,546
		141,108
Services - Business Services, NEC - 8.31%
130	Priceline.com, Inc. *	224,137
2,905	Mastercard, Inc.	320,886
870	Stamps.com Inc. *	109,707
4,500	PayPal holdings, Inc. *	189,000
		843,730
Services - Commercial Physical & Biologica - 1.84%
2,290	INC Research Holdings, Inc. *	99,958
1,480	PRA Health Sciences, Inc. *	87,335
		187,293
Services - Computer Programing, Data Proc - 1.26%
1,470	Science Applications International Corp.	127,846

Services - Computer Programming, Data Processing, Etc. - 4.76%
370	Alphabet, Inc. Class A *	312,624
1,255	Facebook, Inc. Class A *	170,103
		482,727
Services - Medical Services - 2.66%
1,000	United Health Group, Inc.	165,380
810	Aetna, Inc.	104,296
		269,676

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Shares		Value

Services - Medical Laboratories - 1.08%
770	Laboratory Corp. of America Holdings *	$ 109,540

Services - Prepackaged Software - 3.97%
1,765	Take-Two Interactive Software, Inc. *	100,570
3,185	Microsoft Corp.	203,776
1,140	Electronic Arts, Inc. *	98,610
		402,956
Services - Photofinishing Laboratories - 0.11%
240	Shutterfly, Inc. *	10,891

Services - Video Tape Rental - 1.90%
1,360	Netflix, Inc. *	193,297

Ship & Boat Building & Reparing - 1.89%
1,010	General Dynamics Corp.	191,708

Steel Works, Blast Furnaces Rolling Mills - 0.10%
1,240	AK Steel Holding Corp. *	10,329

Surgical & Medical Instruments & Apparatus - 1.12%
2,240	Baxter International, Inc.	114,061

Telecom Services - Domestic - 1.04%
2,515	AT&T, Inc.	105,102

Telecommunications - 0.96%
1,960	Verizon Communications, Inc.	97,275

Water Supply - 1.02%
1,330	American Water Works Company, Inc.	103,740

TOTAL FOR COMMON STOCKS (Cost $8,844,295) - 100.02%		10,152,114

TOTAL INVESTMENTS (Cost $8,844,295) - 100.02%		10,152,114

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(2,522)

NET ASSETS - 100.00%		$10,149,592

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2017 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $8,844,295)	$10,152,114
Receivables:
Dividends and Interest	14,278
Securities Sold	44,721
Prepaid Expenses	9,714
Total Assets	10,220,827
Liabilities:
Payables:
Due to Advisor	7,739
Due to Custodian	40,867
Trustee Fees	247
Shareholder Redemptions	3,750
Distribution Fees	4,475
Other Accrued Expenses	14,157
Total Liabilities	71,235
Net Assets	$10,149,592

Net Assets Consist of:
Paid In Capital	$ 9,022,404
Accumulated Net Investment Loss	(96,620)
Accumulated Undistributed Realized Loss on Investments	(84,011)
Unrealized Appreciation in Value of Investments	1,307,819
Net Assets	$10,149,592

Class A:

Net Assets	$ 6,405,230

Shares outstanding (unlimited number of shares authorized with no par value)	356,486

Net Asset Value	$ 17.97

Offering Price Per Share ($17.97/ 94.25%) (Note 2)	$ 19.07

Short-term Redemption Price Per Share ($17.97 x 0.99) *	$ 17.79

Class C:

Net Assets	$ 408,641

Shares outstanding (unlimited number of shares authorized with no par value)	23,821

Net Asset Value, Redemption Price and Offering Price Per Share	$ 17.15

No Load Class:

Net Assets	$ 3,335,721

Shares outstanding (unlimited number of shares authorized with no par value)	191,963

Net Asset Value, Redemption Price and Offering Price Per Share	$ 17.38

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2017 (UNAUDITED)

Investment Income:
Dividends (Net of foreign taxes withheld $510)	$ 86,557
Interest	48
Total Investment Income	86,605

Expenses:
Advisory Fees (Note 4)	49,513
Distribution and/or Service (12b-1) Fees (Class A - $16,055;	22,016
Class C - $2,147; No Load Class - $3,814)
Transfer Agent Fees	3,748
Legal Fees	11,618
Accounting Fees	13,586
Audit Fees	8,115
Insurance Fees	390
Custody Fees	5,965
Miscellaneous Fees	7,079
Registration Fees	7,511
Trustee Fees	1,489
Printing and Mailing Fees	1,029
Total Expenses	132,059

Net Investment Loss	(45,454)

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	199,082
Net Change in Unrealized Appreciation on Investments	238,243
Net Realized and Unrealized Gain on Investments	437,325

Net Increase in Net Assets Resulting from Operations	$ 391,871

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited) Six Months Ended 2/28/2017	Year Ended 8/31/2016

Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (45,454)	$ (119,235)
Net Realized Gain (Loss) on Investments	199,082	(257,132)
Net Change in Unrealized Appreciation (Depreciation) on Investments	238,243	(657,911)
Net Increase (Decrease) in Net Assets Resulting from Operations	391,871	(1,034,278)

Distributions to Shareholders from:
Realized Gains
Class A	-	(215,443)
Class C	-	(13,493)
No Load Class	-	(74,185)
Net Change in Net Assets from Distributions	-	(303,121)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	114,610	685,081
Class C	-	110,000
No Load Class	513,082	610,679
Reinvestment of Shares
Class A	-	206,040
Class C	-	12,833
No Load Class	-	74,185
Cost of Shares Redeemed
Class A	(1,532,002)	(1,329,992)
Class C	(82,673)	(73,685)
No Load Class	(469,949)	(176,500)
Net Increase (Decrease) from Shareholder Activity	(1,456,932)	118,641

Net Assets:
Net Decrease in Net Assets	(1,065,061)	(1,218,758)
Beginning of Period	11,214,653	12,433,411
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(96,620) and $(51,166), respectively)	$10,149,592	$11,214,653

Share Transactions:
Shares Sold
Class A	6,581	37,368
Class C	-	6,465
No Load Class	31,264	36,652
Reinvestment of Shares
Class A	-	11,453
Class C	-	743
No Load Class	-	4,276
Shares Redeemed
Class A	(89,865)	(75,955)
Class C	(5,032)	(4,423)
No Load Class	(28,413)	(10,852)
Net Increase (Decrease) in Shares	(85,465)	5,727

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2017	Years Ended
		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 17.25	$ 19.27	$ 19.10	$ 17.42	$ 14.49	$ 13.03

Income From Investment Operations:
Net Investment Loss (a)	(0.08)	(0.19)	(0.33)	(0.33)	(0.09)	(0.21)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.80	(1.37)	1.08	3.10	3.02	1.67
Total from Investment Operations	0.72	(1.56)	0.75	2.77	2.93	1.46

Distributions:
Realized Gains	-	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	-	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Period	$ 17.97	$ 17.25	$ 19.27	$ 19.10	$ 17.42	$ 14.49

Total Return (b)	4.17%(e)	(8.18)%	4.07%	15.96%	20.22%	11.20%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 6,405	$ 7,587	$ 8,995	$ 9,967	$ 9,632	$ 11,846

Ratio of Expenses to Average Net Assets	2.72%(d)	2.45%	2.36%	2.38%	2.41%	2.61%
Ratio of Net Investment Loss to Average Net Assets	(0.98)% (d)	(1.09)%	(1.71)%	(1.79)%	(0.61)%	(1.52)%

Portfolio Turnover (c)	143.13%(e)	116.66%	108.56%	254.23%	234.17%	149.36%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2017	Years Ended				For the Period Ended (e) 8/31/2012

		8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 16.51	$ 18.55	$ 18.50	$ 16.97	$ 14.19	$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.12)	(0.26)	(0.41)	(0.41)	(0.19)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.76	(1.32)	1.04	3.03	2.97	1.36
Total from Investment Operations	0.64	(1.58)	0.63	2.62	2.78	1.18

Distributions:
Realized Gains	-	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	-	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Period	$ 17.15	$ 16.51	$ 18.55	$ 18.50	$ 16.97	$ 14.19

Total Return (b)	3.88%(f)	(8.61)%	3.55%	15.49%	19.59%	9.07%(f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 409	$ 476	$ 484	$ 429	$ 307	$ 215

Ratio of Expenses to Average Net Assets	3.23%(d)	2.93%	2.85%	2.85%	2.92%	3.19%(d)
Ratio of Net Investment Loss to Average Net Assets	(1.47)%(d)	(1.55)%	(2.20)%	(2.25)%	(1.22)%	(1.97)% (d)

Portfolio Turnover (c)	143.13%(f)	116.66%	108.56%	254.23%	234.17%	149.36%(f)

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Class C shares commenced investment operations on January 5, 2012.

(f) Not annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 2/28/2017

		Years Ended
		8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Period	$ 16.66	$ 18.58	$ 18.40	$ 16.77	$ 13.92	$ 12.48

Income From Investment Operations:
Net Investment Loss (a)	(0.06)	(0.13)	(0.27)	(0.28)	(0.07)	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.78	(1.33)	1.03	3.00	2.92	1.61
Total from Investment Operations	0.72	(1.46)	0.76	2.72	2.85	1.44

Distributions:
Realized Gains	-	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	-	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Period	$ 17.38	$ 16.66	$ 18.58	$ 18.40	$ 16.77	$ 13.92

Total Return (b)	4.32%(e)	(7.94)%	4.29%	16.30%	20.47%	11.54%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,336	$ 3,151	$ 2,955	$ 1,714	$ 1,166	$ 754

Ratio of Expenses to Average Net Assets	2.48%(d)	2.18%	2.09%	2.16%	2.17%	2.35%
Ratio of Net Investment Loss to Average Net Assets	(0.71)%(d)	(0.79)%	(1.43)%	(1.56)%	(0.49)%	(1.29)%

Portfolio Turnover (c)	143.13%(e)	116.66%	108.56%	254.23%	234.17%	149.36%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized.

(e) Not annualized.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2017 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative assets within the Fund. Class specific expenses are allocated to that share class.

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2016, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the six months ended February 28, 2017, the Fund did not incur any interest or penalties.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC.  Effective January 5, 2012, the Fund opened a new Class C of shares. There is no initial sales charge or CDSC associated with Class C shares.  There was $799 in sales charges for Class A shares during the six months ended February 28, 2017.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$ 10,152,114	$ -	$ -	$ 10,152,114
Total	$ 10,152,114	$ -	$ -	$ 10,152,114

The Fund did not hold any Level 2 or Level 3 assets during the fiscal six months ended February 28, 2017. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the six months ended February 28, 2017. There were no transfers into or out of Level 1 or Level 2 during the six months ended February 28, 2017. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund (the “Agreement”), the Advisor manages the Fund’s investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the six months ended February 28, 2017, the Advisor earned fees of $49,513 from the Fund.  As of February 28, 2017, the Fund owed $7,739 to the Advisor.  The President of the Advisor is also a Trustee of the Trust.

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”), with respect to Class A shares, Class C shares, and No Load shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay up to 0.25% of these amounts directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the Plan for No Load Class Shares, the Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the Fund invested in No Load Class shares to help

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

defray the cost of servicing the No Load Class shares. The Distributor will use these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which mean that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2017, Class A incurred 12b-1 expenses of $16,055, Class C incurred 12b-1 expenses of $2,147, and No Load Class incurred 12b-1 expenses of $3,814.  At February 28, 2017, the Fund owed $4,475 in 12b-1 expenses.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2017, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 14,476,105

Sales

Investment Securities                          $ 16,020,630

NOTE 6. TAX MATTERS

As of February 28, 2017, the aggregate cost of securities for federal income tax purposes was $8,844,295.

As of February 28, 2017, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                                $  1,392,673

Gross (Depreciation)                                   (84,854)

Net Appreciation on Investments *         $   1,307,819

The tax character of distributions paid during the year ended August 31, 2016 and the year ended August 31, 2015, were as follows:

	August 31, 2016	August 31, 2015
Distributions paid from:
Ordinary Income	$ 49,835	$ 95,361
Capital Gains	253,286	251,534
Total	$ 303,121	$ 346,895

For the year ended August 31, 2016, each share class paid a long-term capital gain distribution of $0.46366 per share, on December 23, 2015.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

For the year ended August 31, 2015, each class within the Fund paid a long-term capital gain distribution of $0.4238 and a short-term capital gain distribution of $0.1608 per share, on December 23, 2014.

For the six months ended February 28, 2017, the fund did not pay a distribution.

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Other Accumulated Losses

$    (302,648)

Net Unrealized Appreciation *

     1,037,965

$      735,317

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

The Fund elected to defer to the year ending August 31, 2017, late year ordinary losses in the amount of $51,166.  The Fund elected to defer to the year ending August 31, 2017, post October capital losses in the amount of $251,482.

NOTE 7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

NOTE 8. NEW ACCOUNTING PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017.  Management is currently evaluating the impact the amendments will have on the Fund’s financial statements and related disclosures.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2016 through February 28, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Sparrow Growth Fund - Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,041.74	$13.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.31	$13.56

* Expenses are equal to the Fund's annualized expense ratio of 2.72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,038.76	$16.33
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.78	$16.09

* Expenses are equal to the Fund's annualized expense ratio of 3.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sparrow Growth Fund - No Load

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2016	February 28, 2017	September 1, 2016 to February 28, 2017

Actual	$1,000.00	$1,043.22	$12.56
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.50	$12.37

* Expenses are equal to the Fund's annualized expense ratio of 2.48%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2017 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

FEBRUARY 28, 2017 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 58	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company. (since 2004)	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 86	Independent Trustee	Indefinite Term; since 2003.	Retired (since 1991); Vice President (Retired) of the New York Stock Exchange (from 1973 through 1984).	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 61	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 4. Principal Accountant Fees and Services.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affliliated Purchasers.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date April 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date April 19, 2017

* Print the name and title of each signing officer under his or her signature.